Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Before Income Taxes [Line Items]
Total income before income taxes	$ 6,160	$ 560,433
BVI [Member]
Schedule of Income Before Income Taxes [Line Items]
Total income before income taxes	(150,500)
Hong Kong [Member]
Schedule of Income Before Income Taxes [Line Items]
Total income before income taxes	171,460
The PRC [Member]
Schedule of Income Before Income Taxes [Line Items]
Total income before income taxes	(14,800)
Cayman Islands [Member]
Schedule of Income Before Income Taxes [Line Items]
Total income before income taxes